NOVEMBER 30, 2000

SEMIANNUAL REPORT


INVESCO TREASURER'S SERIES FUNDS, INC.

MONEY MARKET RESERVE FUND
TAX-EXEMPT RESERVE FUND








"WE BELIEVE THESE FUNDS PROVIDE INVESTORS WITH A LOW-RISK AND INCREASINGLY CONVENIENT CASH MANAGEMENT TOOL THAT OFFERS BOTH FLEXIBILITY AND PROTECTION AGAINST MARKET VOLATILITY."
SEE PAGE 1


[INVESCO ICON]  INVESCO FUNDS(R)

A MEMBER OF THE AMVESCAP GROUP

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE


FELLOW SHAREHOLDER:

The recent period of financial market volatility has provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing some portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different money market investment alternatives.

o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free checkwriting. (Checks subject to a minimum amount of $500 or more.)

o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, by investing in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

o TREASURER'S MONEY MARKET RESERVE FUND AND TREASURER'S TAX-EXEMPT RESERVE FUND provide a potentially low-cost, higher-yield money market option for institutions and individuals with more than $100,000 to invest. The expense ratios of the two Treasurer's Funds are fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured nor guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"OUR FUNDS CONTINUE TO EMPHASIZE HIGH-QUALITY, STRAIGHTFORWARD TREASURY AND GOVERNMENT AGENCY PAPER. WE BELIEVE THIS STRATEGY WILL HELP ENSURE OUR INVESTORS OF SAFETY, LIQUIDITY, AND COMPETITIVE RATES." -- SEE PAGE 5


TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN..............................1

MARKET HEADLINES......................................3

AN INTERVIEW WITH DICK HINDERLIE......................4

INVESTMENT HOLDINGS...................................6

FINANCIAL STATEMENTS.................................15

NOTES TO FINANCIAL STATEMENTS........................19

FINANCIAL HIGHLIGHTS.................................21



For the latest yield information, call us at 1-800-525-8085 or visit our Web site at invescofunds.com.

MARKET HEADLINES

"THE GOOD NEWS IS THAT THE RESULTING SELL-OFF IN TECHNOLOGY AND OTHER NEW ECONOMY STOCKS BENEFITED FIXED-INCOME SECURITIES, PARTICULARLY TREASURIES AND HIGH-QUALITY CORPORATE ISSUES."


MARKET OVERVIEW:

JUNE 2000 THROUGH NOVEMBER 2000

The past six months have seen heightened financial market concerns as investors have struggled to value stocks and bonds against a backdrop of slowing economic growth, higher energy prices, earnings fears and election wrangling. While investors initially welcomed signs of moderating growth and a resulting end to Federal Reserve (the Fed) credit tightening, the subsequent summer equity market rally proved short-lived as a spate of earnings disappointments quickly focused investor attention on concerns that a weaker economy might dampen corporate profitability.

Under this cloud of uncertainty, investors adopted a "glass half empty" view. While third-quarter earnings reports were generally positive, investors focused heavily on the negative surprises, particularly those reported by high-profile technology companies. By the end of the third quarter, it was clear that euphoric expectations for rapid acceleration in technology spending might need to be adjusted downward, which triggered a sharp correction in shares of semiconductor, personal computer and networking companies.

The good news is that the resulting sell-off in technology and other New Economy stocks benefited fixed-income securities, particularly Treasuries and high-quality corporate issues. The Treasury market has also been aided by reduced interest rate fears and the federal government's ongoing buyback of longer maturity Treasury bonds. Other corporate bonds, on the other hand, have struggled, due in part to heightened credit concerns and resulting loss of liquidity. This credit crunch has been particularly severe in the high-yield market, where it has contributed to a widening of yield spreads over Treasuries.

While market conditions might remain volatile in the near-term, we believe the environment remains generally favorable. Economic growth appears to be moderating to the desired "soft landing," while overall inflationary pressures remain relatively benign. Consequently, the Fed is expected to abandon its tightening bias, setting the stage for potential interest rate cuts in 2001. While the outlook for the budget surplus is less certain as the presidential baton is passed, the balance of power in Congress suggests that either party may face difficulties in passing legislation - either spending increases or tax cuts - that might place it in jeopardy.

Above all, we remain confident that investors will continue to favor government bonds and money markets as a stable investment choice - particularly if a slowing economy aggravates uncertainty over corporate earnings and equity market performance.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER DICK HINDERLIE

CAN YOU PROVIDE SOME PERSPECTIVE ON THE RECENT ECONOMIC AND INTEREST RATE ENVIRONMENT?

DICK HINDERLIE: In the first half of 2000, policymakers and investors alike were worried that the economy might be overheating, fueling inflation pressures. Adding to these concerns were tight labor markets, rising energy prices, and surging asset prices -- particularly in the stock market. Against this backdrop, the Federal Reserve raised its target federal funds rate six times -- for a total of 175 basis points -- between June of 1999 and May of 2000. By last spring, however, there were signs that these rate hikes were starting to temper the pace of economic growth. Consequently, the Fed left rates unchanged through the summer and fall, although it maintained a bias toward tightening. Policymakers shifted this bias to neutral when the Federal Reserve Open Market Committee (FOMC) met in December, signaling potential rate cuts in early 2001.

WHAT WOULD PERSUADE FED POLICYMAKERS TO ALTER THEIR STANCE?

DICK HINDERLIE: There's been accumulating evidence that the economy is indeed slowing down. In fact, third-quarter GDP growth was in the 2% to 3% range, compared to a more than 5% annual growth rate in the first half of 2000. Also, inflation measures outside the energy sector remain relatively benign, and oil prices have retreated from earlier highs. Meanwhile, the stock market has certainly been less exuberant, which could temper consumer buying. All of these changes have persuaded policymakers that the risk of a pronounced economic slowdown likely outweighs the threat of higher inflation.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

DICK HINDERLIE: The economy appears to be downshifting to a more moderate phase of growth. Nonetheless, the outlook is not without its risks, and the anticipated slowdown could be more severe than the soft landing the Fed has been trying to engineer. The Fed does not want a recession, and will provide whatever liquidity is needed to keep the expansion moving ahead. We anticipate at least a one-half percent drop (50 basis points), possibly more, in the federal funds rate in the first quarter of 2001, to a 6% rate.

[PHOTOGRAPH OF DICK HINDERLIE OMITTED]

DICK HINDERLIE MANAGES U.S. GOVERNMENT MONEY FUND, CASH RESERVES FUND, AND TREASURER'S MONEY MARKET RESERVE FUND.

WHAT IS THE LIKELY IMPACT ON THE TREASURY MARKET?

DICK HINDERLIE: The shorter-end of the yield curve has already priced in a 50 basis point federal funds rate cut for early 2001. In contrast, long-term Treasury yields seem to factor in a worse economic scenario than the current soft-landing scenario. This suggests that long-term rates may not change much as the economy stabilizes. But there are other factors keeping downward pressure on long-term Treasury bond rates, including the Treasury Department's efforts to retire debt. Overall, expect the yield curve to normalize a bit.

Down the road, relative performance will depend on interest rate changes as well as liquidity conditions. If equity prices stabilize, some investors may move out of high-quality bonds and back into stocks. A stronger U.S. dollar could curtail foreign demand for U.S. fixed-income investments and have the same impact. Finally, the outlook for continuing budget surpluses is less certain under a new administration, which could skew the expectations of persistent Treasury buybacks.

WHAT IS YOUR STRATEGY GOING FORWARD?

DICK HINDERLIE: Our funds continue to emphasize high-quality, straightforward Treasury and government agency paper. We believe this strategy will help ensure our investors of safety, liquidity, and competitive rates. For funds that invest outside the Treasury market, we will be focusing heavily on credit quality, which will be especially important if the economy slows.

"ALL OF THESE CHANGES HAVE PERSUADED POLICYMAKERS THAT THE RISK OF A PRONOUNCED ECONOMIC SLOWDOWN LIKELY OUTWEIGHS THE THREAT OF HIGH INFLATION."
--    DICK HINDERLIE

FUND MANAGEMENT

[PHOTOGRAPH OF DICK HINDERLIE OMITTED]

RICHARD R. HINDERLIE

U.S. GOVERNMENT MONEY FUND
CASH RESERVES FUND
TREASURER'S MONEY MARKET RESERVE FUND

VICE PRESIDENT RICHARD R. HINDERLIE JOINED INVESCO FUNDS GROUP IN 1993. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED SECURITIES, U.S. TREASURY, AND MONEY MARKET INVESTMENT GRADE SECURITIES. HE RECEIVED HIS B.A. IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS M.B.A. FROM ARIZONA STATE UNIVERSITY. PRIOR TO JOINING INVESCO FUNDS, DICK WAS WITH BANK WESTERN AND HIS OWN INVESTMENT FIRM.


INGEBORG S. COSBY

[PHOTOGRAPH OF INGEBORG S. COSBY OMITTED]

TAX-FREE MONEY FUND
TREASURER'S TAX-EXEMPT RESERVE FUND

VICE PRESIDENT INGEBORG S. COSBY HAS MORE THAN 15 YEARS OF INVESTMENT EXPERIENCE. SHE JOINED INVESCO FUNDS GROUP IN 1985, AND PREVIOUSLY WORKED AS A PORTFOLIO MANAGER ASSISTANT WITH FIRST AFFILIATED SECURITIES, INC.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE FUND
100.00 SHORT-TERM INVESTMENTS
99.63  COMMERCIAL PAPER
0.53   AUTO PARTS & EQUIPMENT
       PACCAR Financial, 12/18/2000                       6.63    $    10,000,000 $     9,969,241
=================================================================================================
15.39  AUTOMOBILES
       Daimler-Benz North America
         12/15/2000                                       6.63         42,500,000      42,392,258
         12/19/2000                                       6.62         50,000,000      49,837,251
       Ford Motor Credit
         12/19/2000                                       6.52         35,000,000      35,000,000
         12/20/2000                                       6.53         50,000,000      50,000,000
       General Motors, 12/15/2000                         6.64         26,000,000      25,933,951
       General Motors Acceptance
         12/5/2000                                        6.53         50,000,000      50,000,000
         12/22/2000                                       6.54         19,000,000      19,000,000
         1/29/2001                                        6.63         20,000,000      20,000,000
=================================================================================================
                                                                                      292,163,460
7.43   BANKS -- MONEY CENTER
       BankAmerica Corp, 12/21/2000                       6.64         48,500,000      48,324,089
       Wells Fargo & Co
         12/14/2000                                       6.62         50,000,000      49,882,386
         12/18/2000                                       6.60         25,000,000      24,923,425
         12/26/2000                                       6.62         18,000,000      17,918,781
=================================================================================================
                                                                                      141,048,681
2.32   COMMERCIAL FINANCE
       Heller Financial
         12/14/2000                                       6.63         30,000,000      30,000,000
         12/29/2000                                       6.65         14,000,000      14,000,000
=================================================================================================
                                                                                       44,000,000
4.55   CONSUMER FINANCE
       American Express Credit
         12/1/2000                                        6.52         30,000,000      30,000,000
         12/5/2000                                        6.52         14,894,000      14,894,000
         12/5/2000                                        6.51         20,000,000      20,000,000
       Household Finance, 12/13/2000                      6.55         21,500,000      21,500,000
=================================================================================================
                                                                                       86,394,000
4.62   ELECTRIC UTILITIES
       AEP Credit
         12/1/2000                                        6.61         18,000,000      18,000,000
         12/8/2000                                        6.63         25,165,000      25,133,027
         12/12/2000                                       6.62          9,206,000       9,187,660
         12/18/2000                                       6.63         15,000,000      14,953,821
         12/29/2000                                       6.68         15,000,000      14,923,480

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

       Georgia Power, 12/13/2000                          6.64    $     5,600,000 $     5,587,808
=================================================================================================
                                                                                       87,785,796
1.58   ELECTRICAL EQUIPMENT
       General Electric Capital Services, 1/22/2001       6.63         30,000,000      30,000,000
=================================================================================================
3.67   ELECTRONICS -- SEMICONDUCTORS
       Motorola Inc
         12/27/2000                                       6.68         25,000,000      24,881,636
         12/28/2000                                       6.67         35,000,000      34,828,069
         12/29/2000                                       6.68         10,000,000       9,949,022
=================================================================================================
                                                                                       69,658,727
5.89   FINANCIAL -- DIVERSIFIED
       American General Finance
         12/8/2000                                        6.53         25,000,000      25,000,000
         12/27/2000                                       6.51         50,000,000      50,000,000
       General Electric Capital, 12/1/2000                6.54         36,879,000      36,879,000
=================================================================================================
                                                                                      111,879,000
7.22   INSURANCE -- MULTI-LINE
       AIG Funding, 12/6/2000                             6.59         25,000,000      24,977,441
       Prudential Funding, 1/8/2001                       6.61         50,000,000      50,000,000
       Transamerica Finance
         12/6/2000                                        6.61         17,000,000      16,984,613
         12/22/2000                                       6.63         25,370,000      25,273,563
         12/28/2000                                       6.63         20,000,000      19,902,430
=================================================================================================
                                                                                      137,138,047
2.03   INSURANCE -- PROPERTY & CASUALTY
       Allstate Corp
         12/1/2000                                        6.65         11,000,000      11,000,000
         12/11/2000                                       6.61         27,500,000      27,450,289
=================================================================================================
                                                                                       38,450,289
5.52   INVESTMENT BANK/BROKER FIRM
       Merrill Lynch & Co
         12/7/2000                                        6.58         50,000,000      49,945,971
         12/15/2000                                       6.62         20,000,000      19,949,317
       Morgan Stanley Dean Witter & Co, 12/13/2000        6.62         35,000,000      34,923,976
=================================================================================================
                                                                                      104,819,264
8.21   MACHINERY -- DIVERSIFIED
       Deere & Co
         12/11/2000                                       6.54         30,000,000      30,000,000
         12/12/2000                                       6.53         12,000,000      12,000,000
         12/14/2000                                       6.54         15,000,000      15,000,000
         12/22/2000                                       6.50         20,000,000      20,000,000
       Deere (John) Capital
         12/4/2000                                        6.54         29,000,000      29,000,000
         12/26/2000                                       6.51         50,000,000      50,000,000
=================================================================================================
                                                                                      156,000,000
                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------
4.68   MANUFACTURING -- DIVERSIFIED
       Textron Financial
         12/1/2000                                        6.64    $    20,000,000 $    20,000,000
         12/4/2000                                        6.63         50,000,000      49,972,779
         12/11/2000                                       6.64         19,000,000      18,965,483
=================================================================================================
                                                                                       88,938,262
6.15   OIL -- INTERNATIONAL INTEGRATED
       Chevron Corp
         12/6/2000                                        6.50         26,800,000      26,800,000
         12/12/2000                                       6.50         50,000,000      50,000,000
       Texaco Inc, 12/20/2000                             6.50         40,000,000      40,000,000
=================================================================================================
                                                                                      116,800,000
2.19   PAPER & FOREST PRODUCTS
       Weyerhaeuser Co
         12/7/2000                                        6.68         10,000,000       9,974,431
         12/15/2000                                       6.66         31,700,000      31,665,349
=================================================================================================
                                                                                       41,639,780
2.48   REAL ESTATE
       Weyerhaeuser Real Estate
         12/5/2000                                        6.76         17,500,000      17,487,054
         1/30/2001                                        7.20         30,000,000      29,649,318
=================================================================================================
                                                                                       47,136,372
2.62   RETAIL -- DEPARTMENT STORES
       Wal-Mart Stores, 12/21/2000                        6.60         50,000,000      49,819,708
=================================================================================================
3.41   RETAIL -- FOOD CHAINS
       Albertson's Inc, 12/19/2000                        6.71         65,000,000      64,785,786
=================================================================================================
2.69   SERVICES -- COMMERCIAL & CONSUMER
       Hertz Corp
         12/6/2000                                        6.54         11,000,000      11,000,000
         12/8/2000                                        6.52         40,000,000      40,000,000
=================================================================================================
                                                                                       51,000,000
2.31   TELECOMMUNICATIONS -- LONG DISTANCE
       Qwest Communications
         12/7/2000                                        6.70          9,200,000       9,189,881
         1/17/2001                                        6.87         35,000,000      34,693,276
=================================================================================================
                                                                                       43,883,157
4.14   TELEPHONE
       Verizon Communications
         12/18/2000                                       6.62         50,000,000      49,846,408
         12/27/2000                                       6.63          9,000,000       8,957,720
         12/28/2000                                       6.63         20,000,000      19,902,431
=================================================================================================
                                                                                       78,706,559
         TOTAL COMMERCIAL PAPER (Amortized Cost $1,892,016,129)                     1,892,016,129
=================================================================================================

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

0.33   MUNICIPAL SHORT-TERM NOTES(A)
0.13   HEALTH CARE FACILITIES -- HOSPITALS
       Fairview Hosp & Hlthcare Svcs of Minnesota
         (MBIA Insured), ACES, Hosp Rev, Series A,
         11/1/2015                                        6.60    $     2,500,000 $     2,500,000
=================================================================================================
0.20   INSURANCE
       Health Insurance Plan of Gtr New York
         (LOC - Morgan Gty Trust), Gen Oblig,
         ACES, Ind Rev, Series B-1, 7/1/2016              6.60          3,700,000      3,700,000
================================================================================================
         TOTAL MUNICIPAL SHORT-TERM NOTES (Cost $6,200,000)                            6,200,000
================================================================================================
0.04   REPURCHASE AGREEMENTS
       Repurchase  Agreement with State Street dated
         11/30/2000 due 12/1/2000 at 6.370%,
         repurchased at $849,150 (Collateralized by
         US Treasury Bonds, due 8/15/2027 at 6.375%,
         value $869,086) (Cost $849,000)                                  849,000        849,000
================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $1,899,065,129)(b)                                         $1,899,065,129
================================================================================================

TREASURER'S TAX-EXEMPT RESERVE FUND
100.00 SHORT-TERM INVESTMENTS
96.65  MUNICIPAL NOTES(a)
1.30   ALASKA
       Alaska Indl Dev & Export Auth (Fairbanks Gold Mining
         Proj)(Amax Gold)(LOC - Bank of Nova Scotia),
         AR, Exmp Facil Rev, Series 1997, 5/1/2009        4.25    $       800,000 $      800,000
================================================================================================
5.39   ARIZONA
       Apache Cnty Indl Dev Auth, Arizona (Tucson Elec Pwr
         Springerville Proj)(LOC -Toronto Dominion Bank),
          AR, IDR, 1985 Series A, 12/1/2020               4.20            400,000        400,000
          F/VR, IDR, 1983 Series A, 12/15/2018            4.15            400,000        400,000
       Maricopa Cnty Indl Dev Auth, Arizona (McLane
         Co Proj), VRD, Rev, Series 1984, 10/1/2004       4.65            780,000        780,000
       Pima Cnty Indl Dev Auth, Arizona (Tucson Elec Pwr
         Irvington Proj), FRD, IDR, 1982 Series A,
         10/1/2022                                        4.15            750,000        750,000
       Pima Cnty Indl Dev Auth, Arizona (Tucson Elec
         Pwr Proj) (LOC - Toronto Dominion Bank),
         FRD, IDR, 1982 Series A, 12/1/2022               4.20          1,000,000      1,000,000
================================================================================================
                                                                                       3,330,000
0.65   ARKANSAS
       Clark Cnty, Arkansas (Reynolds Metals Proj)
         (LOC - SunTrust Bank), AR, Solid Waste Disp
         Rev, Series 1992, 8/1/2022                       4.25            400,000        400,000
================================================================================================

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

0.97   CALIFORNIA
       Los Angeles Regl Airport Impt, California
         (American Airlines/Los Angeles Intl Airport)
         (LOC - Wachovia Bank), VR, Facils Sublease FDR,
         Issue 1984, Series B, 12/1/2024                  4.15    $       600,000 $       600,000
=================================================================================================
1.62   COLORADO
       El Paso Cnty, Colorado (Briarglen Apts Proj)
         AR, Multifamily Hsg Rev Ref, Series 1994,
         12/1/2024                                        4.15          1,000,000       1,000,000
=================================================================================================
3.49   FLORIDA
       Florida Brd of Ed, FR, Gen Oblig, Pub Ed Cap
         Outlay Bds, Series 1991-B, 6/1/2022              4.24            300,000         306,495
       Marion Cnty Indl Dev Auth, Florida (Florida
         Convalescent Ctrs Proj)(LOC - Wells Fargo Bank),
         VRD/FR, IDR Ref, Series 1988A, 1/1/2011          4.50            850,000         850,000
       Univ of North Florida Fndtn, Florida (LOC - First
         Union Natl Bank), AR, Parking System Rev,
         Series 1998, 5/1/2028                            4.25          1,000,000       1,000,000
=================================================================================================
                                                                                        2,156,495
10.64  GEORGIA
       DeKalb Cnty Dev Auth, Georgia (General Motors
         Proj), AR, PCR, Series 1985, 11/1/2003           4.20          2,795,000       2,795,000
       DeKalb Private Hosp Auth, Georgia (ESR Children's
         Health Care System Proj)(LOC - SunTrust Bank),
         VRD, RAC, Series 1998A, 12/1/2028                4.15            200,000       2,000,000
       Fulton Cnty Dev Auth, Georgia (General Motors
         Proj), AR, PCR, Series 1985, 12/1/2001           4.15          1,775,000       1,775,000
=================================================================================================
                                                                                        6,570,000
1.63   IDAHO
       Idaho, FR, Gen Oblig, TAN, 6/29/2001               4.37          1,000,000       1,005,538
=================================================================================================
3.88   ILLINOIS
       Chicago-O'Hare Intl Airport, Illinois
         VR, Gen Airport Second Lien Rev,
         1984 Series B, 1/1/2015                          4.15          2,145,000       2,145,000
       Chicago, Illinois (MBIA Insured), FR, Gen Oblig,
         Series 1995C, 10/31/2001                         4.40            250,000         254,095
=================================================================================================
                                                                                        2,399,095
2.91   IOWA
       Iowa Fin Auth (Wheaton Franciscan Svcs) (MBIA
         Insured), VRD, Rev, Series 1998A, 8/15/2012      4.15          1,800,000       1,800,000
=================================================================================================
2.43   KANSAS
       Kansas City, Kansas (General Motors Proj),
         VR, PCR, Series 1985, 11/1/2007                  4.20          1,500,000       1,500,000
=================================================================================================
1.62   KENTUCKY
       Kentucky Econ Dev Fin Auth (Greater Cincinnati
         Hlth Alliance), AR, Hosp Facils Rev, Series
         1997C, 1/1/2022                                  4.15          1,000,000       1,000,000
=================================================================================================

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

0.98   LOUISIANA
       Calcasieu Parish School Dist #25, Louisiana
         (FSA Insured), FR, Gen Oblig Pub School Impt,
         2000 Series, 2/15/2001                           4.26    $       190,000 $       191,413
       Calcasieu Parish School Dist #31, Louisiana
         (FGIC Insured), FR, Gen Oblig Pub School Impt,
         2000 Series, 5/1/2001                            4.26            410,000         414,430
=================================================================================================
                                                                                          605,843
3.08   MARYLAND
       Frederick Cnty, Maryland (Sheppard Pratt
         Residential Treatment Facil), VRD/FR, Rev,
         Series 1995, 7/1/2025                            4.20          1,900,000       1,900,000
=================================================================================================
3.18   MICHIGAN
       Detroit, Michigan (MBIA Insured), AR, Sewage Disp
         System Rev Ref, Series 1998-B, 7/1/2023          4.00          1,195,000       1,195,000
       Michigan Hosp Fin Auth (Sisters of Mercy Hlth), FR,
         Hosp Rev, 1991 Series J, 2/15/2018               4.38            750,000         769,564
=================================================================================================
                                                                                        1,964,564
5.02   MISSOURI
       Columbia, Missouri (LOC - Toronto Dominion Bank),
         VR, Spl Oblig Ins Reserve, Series 1988A,
         6/1/2008                                         4.15          2,100,000       2,100,000
         VR, Wtr & Elec Rev, 1985 Series B, 12/1/2015     4.15          1,000,000       1,000,000
=================================================================================================
                                                                                        3,100,000
4.37   NEW HAMPSHIRE
       New Hampshire Bus Fin Auth (Wheelabrator
         Concord LP Proj)(LOC - Wachovia Bank), AR,
         Resource Recovery Ref Rev, 1997 Series B,
         1/1/2018                                         4.25          2,700,000      2,700,000
================================================================================================
5.67   NEW YORK
       New York City Muni Wtr Fin Auth, New York
         (FGIC Insured), AR, Wtr & Swr System Rev,
           Series 1993C, 6/15/2022                        4.15          1,000,000      1,000,000
           Series 1994C, 6/15/2023                        4.15          2,500,000      2,500,000
================================================================================================
                                                                                       3,500,000
1.94   NORTH CAROLINA
       Greensboro, North Carolina (LOC - Wachovia Bank),
         VR, Gen Oblig Pub Impt, Series 1994B, 4/1/2013   4.15          1,200,000      1,200,000
================================================================================================
1.63   OREGON
       Oregon Bd Bank (Oregon Econ & Cmnty Dev Dept)
         (MBIA Insured), FR, Rev, 2000 Series A, 1/1/2001 4.30            500,000        500,387
       Port of Portland, Oregon (Portland Intl Airport)
         (MBIA Insured), FR, Preref Apt Rev, Series 7A,
         7/1/2001                                         4.22            500,000        505,568
================================================================================================
                                                                                       1,005,955
                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------
4.21   PENNSYLVANIA
       Delaware Valley Regl Fin Auth, Pennsylvania
         (Bucks, Chester, Delaware & Montgomery
         Cntys)(LOC - Credit Suisse First Boston),
         VR, Loc Govt Rev,
           BMTF, Mode 1, Series 1986, 8/1/2016            4.15    $     2,100,000 $     2,100,000
           Series 1985D, 12/1/2020                        4.15            500,000          500,00
=================================================================================================
                                                                                        2,600,000
8.03   SOUTH CAROLINA
       Columbia, South Carolina, FR, Wtrwks & Swr System
         Rev, Series 1991, 2/1/2012                       4.16          1,000,000       1,024,671
       Dorchester Cnty, South Carolina (BOC Group Proj)
         (LOC - Wachovia Bank), VR, TEAMS, Pollution
         Ctl Facils Rev Ref, Series 1993, 12/8/2000       4.20            500,000         500,000
       South Carolina Econ Dev Auth (Catholic Diocese
         Proj) (LOC - Bank of America), VR, Rev,
         Series 1998, 9/1/2016                            4.25          1,000,000       1,000,000
       South Carolina Edl Facs Auth (Morris College Proj)
         (LOC - Bank of America), VR, Rev, 7/1/2017       4.25          1,400,000       1,400,000
       York Cnty Pub Facils, South Carolina
         (York County Justice Ctr Proj), FR,
         Ctfs of Participation, Series 1991, 6/1/2004     4.31          1,000,000       1,034,393
=================================================================================================
                                                                                        4,959,064
0.49   TENNESSEE
       Metro Nashville Airport Auth, Tennessee (LOC -
         Societe Generale)(FGIC Insured), AR, Airport
         Impt Rev Ref, Series 1993, 7/1/2019              4.15            300,000         300,000
=================================================================================================
17.14  TEXAS
       Austin Cnty Indl Dev, Texas (Justin Inds Proj)
         (LOC - Bank One), AR, ATS, IDR, Series 1984,
         12/1/2014                                        4.15          1,400,000       1,400,000
       Austin, Texas (AMBAC Insured), FR, Combined
         Util System Rev Ref, Series 1991, 5/15/2011      4.23            350,000         360,349
       Cross Roads Indpt School Dist, Texas (Subdiv in
         Henderson Cnty) (PSFG Insured), FR, Unltd
         Tax School Bldg & Ref, Series 2000, 2/15/2001    5.50            280,000         281,271
       Edcouch Elsa Indpt School Dist, Texas
         (Hidalgo Cnty) (PSFG Insured), FR, Unltd
         Tax School Bldg, Series 2000, 2/15/2001          4.31            270,000         270,433
       Houston, Texas (MBIA Insured), FR, Wtr & Swr
         System Prior Lien Rev, Series 1990, 12/1/2018    4.35            500,000         510,000
       Kingsville, Texas (Home Rule City - Kleberg Cnty)
         (AMBAC Insured), FR, Tax Notes,
         Series 2000, 2/1/2001                            4.51            260,000         260,315
       Lewisville Indpt School Dist, Texas (Denton Cnty)
         (PSFG Insured), FR, Gen Oblig, Unlimited Tax
         School Bldg & Ref, Series 1992, 8/15/2001        4.30            375,000         379,340
       Lone Star Airport Impt Auth, Texas (American
         Airlines Proj)(LOC - Royal Bank of Canada),
         V/FRD, Multiple Mode Rev,
          1984 Series B-2, 12/1/2014                      4.15            900,000         900,000
          1984 Series B-5, 12/1/2014                      4.15            600,000         600,000

                                                     EFFECTIVE
                                                      INTEREST          PRINCIPAL
 %     DESCRIPTION                                      RATE %             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------

       Meadows Place, Texas (Fort Bend Cnty)
        (FGIC Insured), FR, Gen Oblig, Series 2000,
        3/15/2001                                         4.49    $       300,000 $       302,065
       Mercedes Indpt School Dist, Texas (Subdiv of
         Hidalgo Cnty)(PSFG Insured), FR, Unlimited Tax
         School Bldg, Series 2000, 8/15/2001              4.30            310,000         312,005
       Port Dev, Texas (Stolt Terminals (Houston) Proj)
         (LOC - Canadian Imperial Bank), VR, ATS,
         Marine Terminal Ref Rev, Series 1989,
         1/15/2014                                        4.15          2,265,000       2,265,000
       Sherman Indpt School Dist, Texas (Grayson Cnty)
         (PSFG Insured), FR, Unlimited Tax School
         Bldg & Ref, Series 1995A, 2/15/2001              4.30            225,000         226,629
       Tarrant Cnty Wtr Ctl & Impt Dist #1, Texas
         (Tarrant Cnty)(AMBAC Insured), FR, Wtr
         Rev Ref & Impt, Series 1992, 3/1/2010            4.36            500,000         501,960
       Texas, FR, TRAN, Series 2000, 8/31/2000            4.26          1,000,000       1,007,098
       Texas, FR, TRAN, Series 2000, 8/31/2000            4.25          1,000,000       1,007,173
=================================================================================================
                                                                                       10,583,638
1.14   WASHINGTON
       Washington Hsg Fin Commn (Pac First Fed Svgs
          Bank Proj)(LOC - Fed Home Ln Bank), VRD,
          Multifamily Mtg Rev Ref, Series 1988B,
          10/1/2020                                       4.20            200,000         200,000
       Washington, FR, General Oblig, Series B,
          Rev, 6/1/2016                                   4.25            500,000         505,901
=================================================================================================
                                                                                          705,901
3.24   WYOMING
       Green River, Wyoming (Allied Corp Proj), F/FR,
         PCR Ref, 1982 Series, 12/1/2012                  5.38          2,000,000       2,000,000
=================================================================================================
         TOTAL MUNICIPAL NOTES (Amortized Cost $59,686,093)                            59,686,093
=================================================================================================
3.35   COMMERCIAL PAPER
3.35   FINANCIAL -- DIVERSIFIED
       General Electric Capital, 12/1/2000
         (Cost $2,070,000)                                6.54          2,070,000       2,070,000
=================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $61,756,093)(b)                                            $    61,756,093
=================================================================================================

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(b) Also represents cost for income tax purposes.

The  following  acronyms  may be  used  in  security  descriptions:
ACES(c)         --      Adjustable  Convertible  Extendable  Securities
AMBAC           --      American Municipal Bond Assurance Corporation
AR(c)           --      Adjustable Rate
ATS(c)          --      Adjustable Tender Securities
BMTF            --      Bi-Modal Multi-Term Format
FDR(c)          --      Flexible Demand Revenue
F/FR            --      Floating Fixed Rate
FGIC            --      Financial Guaranty Insurance Company
FR              --      Fixed Rate
FRD(c)          --      Floating Rate Demand
FSA             --      Financial Security  Assurance
F/VR            --      Floating/Variable Rate
IDR             --      Industrial Development Revenue
LOC             --      Letter of Credit
MBIA            --      Municipal Bond Investors Assurance Corporation
PCR             --      Pollution Control Revenue
PSFG            --      Permanent School Fund Guarantee Program
RAC             --      Revenue Anticipation Certificates
TAN             --      Tax Anticipation Notes
TEAMS(c)        --      Tax-Exempt Adjustable Mode Securities
TRAN            --      Tax & Revenue Anticipation Notes
V/FRD(c)        --      Variable/Fixed Rate Demand
VR(c)           --      Variable Rate
VRD(c)          --      Variable Rate Demand
VRD/FR          --      Variable Rate Demand/Fixed Rate

(c)   Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                              TREASURER'S                TREASURER'S
                                                             MONEY MARKET                 TAX-EXEMPT
                                                             RESERVE FUND               RESERVE FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                             $  1,899,065,129              $  61,756,093
====================================================================================================
  At Value(a)                                            $  1,899,065,129              $  61,756,093
Cash                                                                    0                      4,102
Receivables:
  Fund Shares Sold                                              5,717,670                     19,502
  Interest                                                      1,769,832                    476,343
Prepaid Expenses and Other Assets                                   2,655                          0
====================================================================================================
TOTAL ASSETS                                                1,906,555,286                 62,256,040
====================================================================================================
LIABILITIES
Payables:
  Custodian                                                         2,619                          0
  Distributions to Shareholders                                    29,410                      4,640
  Fund Shares Repurchased                                     119,790,697                    275,446
Accrued Expenses and Other Payables                                 6,787                          0
====================================================================================================
TOTAL LIABILITIES                                             119,829,513                    280,086
====================================================================================================
NET ASSETS AT VALUE                                      $  1,786,725,773              $  61,975,954
====================================================================================================
Shares Outstanding(b)                                       1,786,725,773                 61,975,954
NET ASSET VALUE, Offering and Redemption Price per Share $           1.00              $        1.00
====================================================================================================

(a) Investment securities at cost and value at November 30, 2000 includes a repurchase agreement of $849,000 for Treasurer's Money Market Reserve Fund.

(b) The Fund has ten billion authorized shares of common stock, par value $0.01 per share. Of such shares, 7 billion have been allocated to Treasurer's Money Market Reserve Fund and 1 billion to Treasurer's Tax-Exempt Reserve Fund. Paid-in-capital was $1,786,725,773 and $61,975,954 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO TREASURER'S SERIES FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2000
UNAUDITED

                                          TREASURER'S               TREASURER'S
                                         MONEY MARKET                TAX-EXEMPT
                                         RESERVE FUND              RESERVE FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                        $   48,947,297             $   1,352,909
EXPENSES
Investment Advisory Fees                    1,834,843                    77,163
================================================================================
NET INVESTMENT INCOME AND NET INCREASE
  IN NET ASSETS FROM OPERATIONS        $   47,112,454             $   1,275,746
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TREASURER'S MONEY MARKET RESERVE FUND

                                                                    SIX MONTHS                 YEAR
                                                                         ENDED                ENDED
                                                                   NOVEMBER 30               MAY 31
----------------------------------------------------------------------------------------------------
                                                                          2000                 2000
                                                                     UNAUDITED

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed to Shareholders   $    47,112,454      $    22,908,670
====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                  $ 2,467,926,215      $ 3,534,285,981
Reinvestment of Dividends                                           45,329,272           20,393,092
====================================================================================================
                                                                 2,513,255,487        3,554,679,073
Amounts Paid for Repurchases of Shares                          (1,911,812,168)      (2,421,792,486)
====================================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                          601,443,319        1,132,886,587
NET ASSETS
Beginning of Period                                              1,185,282,454           52,395,867
====================================================================================================
End of Period                                                  $ 1,786,725,773      $ 1,185,282,454
====================================================================================================

                      -----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                      2,467,926,215        3,534,285,981
Shares Issued from Reinvestment of Dividends                        45,329,272           20,393,092
====================================================================================================
                                                                 2,513,255,487        3,554,679,073
Shares Repurchased                                              (1,911,812,168)      (2,421,792,486)
====================================================================================================
NET INCREASE IN FUND SHARES                                        601,443,319        1,132,886,587
====================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)
TREASURER'S TAX-EXEMPT RESERVE FUND

                                                                   SIX MONTHS                 YEAR
                                                                         ENDED                ENDED
                                                                   NOVEMBER 30               MAY 31
----------------------------------------------------------------------------------------------------
                                                                          2000                 2000
                                                                     UNAUDITED

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed to Shareholders   $     1,275,746      $     2,015,995
====================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                  $    58,682,163      $   200,553,537
Reinvestment of Dividends                                            1,234,133            1,933,403
====================================================================================================
                                                                    59,916,296          202,486,940
Amounts Paid for Repurchases of Shares                             (64,077,846)        (166,723,180)
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                           (4,161,550)          35,763,760
NET ASSETS
Beginning of Period                                                 66,137,504           30,373,744
====================================================================================================
End of Period                                                  $    61,975,954      $    66,137,504
====================================================================================================

                         ----------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                         58,682,163          200,553,537
Shares Issued from Reinvestment of Dividends                         1,234,133            1,933,403
====================================================================================================
                                                                    59,916,296          202,486,940
Shares Repurchased                                                 (64,077,846)        (166,723,180)
====================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                              (4,161,550)          35,763,760
====================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO TREASURER'S SERIES FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. is incorporated in Maryland and consists of two separate
Funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (individually the "Fund" and collectively the "Funds"). The investment objective of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. INVESCO Treasurer's Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. IFG is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, IFG bears all other expenses of the Funds, except taxes, interest and brokerage commisions.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG. At November 30, 2000, 90.35% of outstanding shares of Money Fund were held by other INVESCO mutual funds as follows:

                                           AMOUNT                  DIVIDENDS
                                            OWNED                   RECEIVED       PERCENTAGE
FUND                                at 11/30/2000        6/1/2000-11/30/2000            OWNED
-----------------------------------------------------------------------------------------------
INVESCO Advantage Fund                 $              0        $        35,083            0.00%
INVESCO Balanced Fund                        25,546,398                404,021            1.43
INVESCO Blue Chip Growth Fund                         0                 91,703            0.00
INVESCO Dynamics Fund                       446,341,566              9,023,739           24.98
INVESCO Endeavor Fund                                 0                 91,883            0.00
INVESCO Energy Fund                                   0                 83,414            0.00
INVESCO Equity Income Fund                  189,712,632              4,156,320           10.62
INVESCO European Fund                                 0                206,627            0.00
INVESCO Financial Services Fund              60,267,391              1,150,996            3.37
INVESCO Health Sciences Fund                116,072,656              1,883,455            6.50
INVESCO Leisure Fund                         10,388,743                313,965            0.58
INVESCO Small Company Growth Fund            83,504,756              2,446,305            4.67
INVESCO Technology Fund                     448,518,940             11,711,947           25.10
INVESCO Telecommunications Fund             171,985,293              5,319,187            9.63
INVESCO Total Return Fund                             0                665,993            0.00
INVESCO Utilities Fund                       10,526,244                331,233            0.59
INVESCO Value Equity Fund                     5,027,168                 27,168            0.28
INVESCO VIF - Dynamics Fund                  10,066,666                 96,353            0.56
INVESCO VIF - Equity Income Fund                      0                 16,615            0.00
INVESCO VIF - Financial Services Fund         8,041,713                 53,532            0.45
INVESCO VIF - Health Sciences Fund           13,178,575                227,549            0.74
INVESCO VIF - Technology Fund                10,007,023                436,804            0.56
INVESCO VIF - Telecommunications Fund         5,110,906                217,507            0.29
===============================================================================================
                                       $  1,614,296,670        $    38,991,399           90.35%
===============================================================================================

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

For the six months ended November 30, 2000, pension expenses, unfunded accrued pension costs and pension liability were paid by IFG in accordance with the Investment Advisory Agreement and were as follows:

                                                  UNFUNDED
                            PENSION                ACCRUED            PENSION
FUND                       EXPENSES          PENSION COSTS          LIABILITY
--------------------------------------------------------------------------------
Money Fund               $    2,735          $           0    $        13,810
Tax-Exempt Fund                 430                    404              3,854

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Effective December 6, 2000, pursuant to the Fund's Line Of Credit Agreement, each Fund may borrow up to 10% of its total assets for temporary or emergency purposes. At November 30, 2000, there were no such borrowings and/or lendings for any Fund.

FINANCIAL HIGHLIGHTS

TREASURER'S MONEY MARKET RESERVE FUND
-------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS          YEAR      PERIOD
                                            ENDED         ENDED       ENDED
                                      NOVEMBER 30        MAY 31      MAY 31                    YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
                                             2000          2000     1999(a)       1998         1997         1996       1995
                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period   $     1.00     $    1.00   $  1.00     $    1.00     $   1.00   $    1.00  $    1.00
===============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                0.03          0.05      0.02          0.05         0.05        0.05       0.06
===============================================================================================================================
Net Asset Value - End of Period        $     1.00     $    1.00   $  1.00     $    1.00     $   1.00   $    1.00  $    1.00
===============================================================================================================================

TOTAL RETURN                                 3.25%(b)      5.55%     1.90%(b)      5.46%        5.48%       5.30%      5.82%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                       $1,786,726     $1,185,282  $52,396     $  34,236     $ 67,146   $ 113,281  $ 141,885
Ratio of Expenses to Average
  Net Assets                                 0.13%(b)      0.25%     0.25%(c)      0.25%        0.25%       0.25%      0.25%
Ratio of Net Investment Income to
   Average Net Assets                        3.22%(b)      5.84%     4.78%(c)      5.35%        5.32%       5.17%      5.71%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

FINANCIAL HIGHLIGHTS

TREASURER'S TAX-EXEMPT RESERVE FUND
-------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS          YEAR      PERIOD
                                            ENDED         ENDED       ENDED
                                      NOVEMBER 30        MAY 31      MAY 31                    YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
                                             2000          2000        1999(a)       1998         1997         1996       1995
                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period   $     1.00  $       1.00  $     1.00  $       1.00  $      1.00   $     1.00  $    1.00
===============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS                0.02          0.04        0.01          0.03         0.04         0.03       0.04
===============================================================================================================================
Net Asset Value -- End of Period       $     1.00  $       1.00  $     1.00  $       1.00  $      1.00   $     1.00  $    1.00
===============================================================================================================================

TOTAL RETURN                                2.10%(b)       3.58%      1.16%(b)      3.49%        3.74%         3.45%      3.90%

RATIOS
Net Assets-- End of Period
  ($000 Omitted)                       $   61,976  $      66,138 $   30,374  $     36,707  $    22,084   $    23,386 $   21,928
Ratio of Expenses to Average
  Net Assets                                0.13%(b)       0.25%      0.25%(c)      0.25%        0.25%         0.25%      0.25%
Ratio of Net Investment Income to
  Average Net Assets                        2.07%(b)       3.59%      2.92%(c)      3.38%        3.68%         3.40%      3.86%

(a) From January 1, 1999 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

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INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.



STR 9074 1/01